Shareholder Report	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) Holding	Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALPS SERIES TRUST
Entity Central Index Key	0001558107
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000193426
Shareholder Report [Line Items]
Fund Name	Beacon Planned Return Strategy Fund
Trading Symbol	Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Beacon Planned Return Strategy Fund - I Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.
Additional Information Phone Number	1-844-894-9222
Additional Information Website	https://www.beacontrust.com/services/investment-management/beacon-funds
Expenses [Text Block]

What were the Fund's Cost for the last six months?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - I	$62	1.23%

Expenses Paid, Amount	$ 0.0123
Expense Ratio, Percent	6200.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Beacon Planned Return Strategy Fund - I returned 0.70% for the 6 months ended March 31, 2025. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 9.80% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”. Each return driver plays a crucial and sometimes complementary role in the overall performance of the strategy.

During the period, the Directional / Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

Line Graph [Table Text Block]
	Beacon Planned Return Strategy Fund - I - $1,699,634	S&P 500 Total Return Index - $2,518,934	CBOE S&P 500 BuyWrite Index - $1,529,225
10/2/2017	$1,000,000.00	$1,000,000.00	$1,000,000.00
3/31/2018	$1,013,244.09	$1,054,264.18	$1,010,887.60
9/30/2018	$1,076,446.45	$1,174,549.41	$1,096,538.69
3/31/2019	$1,091,691.78	$1,154,381.98	$1,044,148.20
9/30/2019	$1,138,587.63	$1,224,513.54	$1,084,395.69
3/31/2020	$1,026,380.15	$1,073,830.43	$879,937.53
9/30/2020	$1,220,717.43	$1,410,016.88	$1,023,023.12
3/31/2021	$1,327,212.06	$1,678,951.36	$1,163,269.12
9/30/2021	$1,361,462.70	$1,833,090.82	$1,238,906.91
3/31/2022	$1,411,347.42	$1,941,637.53	$1,336,334.83
9/30/2022	$1,219,717.49	$1,549,472.99	$1,100,035.87
3/31/2023	$1,391,764.80	$1,791,578.02	$1,244,705.65
9/30/2023	$1,471,494.04	$1,884,428.52	$1,260,913.75
3/31/2024	$1,607,838.09	$2,326,924.02	$1,392,723.17
9/30/2024	$1,687,785.84	$2,569,446.82	$1,491,727.82
3/31/2025	$1,699,633.77	$2,518,934.49	$1,529,225.39

Average Annual Return [Table Text Block]

Average Annual Total Retuns

Class I	6 Month	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Class I	0.70%	5.71%	10.61%	7.34%
S&P 500 Total Return Index	-1.97%	8.25%	18.59%	13.12%
CBOE S&P 500 BuyWrite Index	2.51%	9.80%	11.69%	5.83%

AssetsNet	$ 328,267,412	$ 328,267,412
Holdings Count | Holding	82	82
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$328,267,412 # of Portfolio Holdings82 Portfolio Turnover Rate (Class I)-%
Holdings [Text Block]	Asset Class Weightings (as a % of Net Assets)
Value	Value
Short Term Security	1.04%
Purchased Options	106.91%
Cash, Cash Equivalents, & Other Net Assets	(7.95)%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP AUGUST 72.00 08/14/2025	9.68%
Call XSP September 73.42 09/12/2025	9.50%
Call XSP July 73.55 07/14/2025	9.43%
Call XSP October 76.10 10/14/2025	9.08%
Call XSP June 70.80 06/13/2025	8.51%
Call XSP April 67.30 04/14/2025	8.28%
Call XSP May 69.00 05/14/2025	8.17%
Call XSP November 78.25 11/14/2025	7.35%
Call XSP Febuary 73.53 02/13/2026	6.67%
Call XSP Jan 79.78 01/14/2026	4.84%
Total % of Top 10 Holdings	81.51%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000241324
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	FOUNDERS
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$26	0.52%

Expenses Paid, Amount	$ 0.0052
Expense Ratio, Percent	2600.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	9.17%	11.78%
Bloomberg US Aggregate Bond Index	4.88%	3.62%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	7.38%	9.39%
ICE BofA US High Yield Constrained Index	7.60%	9.26%

Performance Inception Date		May 01, 2023
AssetsNet	$ 663,737,261	$ 663,737,261
Holdings Count | Holding	301	301
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$663,737,261 # of Portfolio Holdings301 Portfolio Turnover Rate18%
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	58.2%
Bank Loans	36.9%
Common Stocks	1.3%
Convertible Corporate Bond	0.0%
Rights and Warrants	0.0%
Cash and Equivalents	3.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.1%
Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%	1.0%
TransDigm, Inc. 12/01/2031 7.125%	1.0%
Radiology Partners, Inc. 01/31/2029 7.775%	1.0%
Akumin, Inc. 08/01/2027 9.00%	0.9%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.9%
Domtar Corp. 10/01/2028 6.75%	0.9%
Diversified Healthcare Trust 03/01/2031 4.375%	0.8%
Total % of Top 10 Holdings	9.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000241325
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	INSTITUTIONAL
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$31	0.61%

Expenses Paid, Amount	$ 0.0061
Expense Ratio, Percent	3100.00%
Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	8.94%	11.73%
Bloomberg US Aggregate Bond Index	4.88%	2.97%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	7.38%	9.69%
ICE BofA US High Yield Constrained Index	7.60%	9.66%

Performance Inception Date		May 04, 2023
AssetsNet	$ 663,737,261	$ 663,737,261
Holdings Count | Holding	301	301
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$663,737,261 # of Portfolio Holdings301 Portfolio Turnover Rate18%
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	58.2%
Bank Loans	36.9%
Common Stocks	1.3%
Convertible Corporate Bond	0.0%
Rights and Warrants	0.0%
Cash and Equivalents	3.6%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.1%
Team Health Holdings, Inc. 02/02/2027 3M SOFR + 5.25%	1.0%
TransDigm, Inc. 12/01/2031 7.125%	1.0%
Radiology Partners, Inc. 01/31/2029 7.775%	1.0%
Akumin, Inc. 08/01/2027 9.00%	0.9%
Pluto Acquisition I, Inc. 09/20/2028 3M SOFR + 4.00%	0.9%
LifeScan Global Corp. 12/31/2026 3M SOFR + 6.50%	0.9%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	0.9%
Domtar Corp. 10/01/2028 6.75%	0.9%
Diversified Healthcare Trust 03/01/2031 4.375%	0.8%
Total % of Top 10 Holdings	9.2%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203691
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	CLASS A
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/carret-kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

Expenses Paid, Amount	$ 0.0036
Expense Ratio, Percent	1800.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the 6 months ended March 31, 2025, the Carret Kansas Tax-Exempt Bond Fund returned -0.85% compared to a return of -0.54% for the Bloomberg US Municipal Bond  7 Year Index and a return of -1.43% for the Bloomberg Municipal Bond Index. The performance of the Fund was driven by the rise in municipal bond interest rates during the period between 9/30/24 and 3/31/25.  The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond marketplace.  The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,114	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,640	Bloomberg Municipal Bond Index - $12,341	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,153
3/31/2015	$10,000.00	$9,573.01	$10,000.00	$10,000.01
4/30/2015	$9,969.29	$9,543.62	$9,947.50	$9,977.17
10/31/2015	$10,069.81	$9,639.84	$10,114.91	$10,142.60
4/30/2016	$10,287.11	$9,847.86	$10,474.09	$10,437.17
10/31/2016	$10,312.11	$9,871.80	$10,525.38	$10,470.35
4/30/2017	$10,267.03	$9,828.64	$10,489.18	$10,458.57
10/31/2017	$10,379.21	$9,936.03	$10,756.13	$10,651.18
3/31/2018	$10,324.14	$9,883.32	$10,690.48	$10,492.47
9/30/2018	$10,326.72	$9,885.79	$10,767.34	$10,582.16
3/31/2019	$10,688.76	$10,232.36	$11,266.15	$11,086.41
9/30/2019	$10,998.28	$10,528.67	$11,688.01	$11,414.88
3/31/2020	$11,121.34	$10,646.48	$11,699.77	$11,409.11
9/30/2020	$11,428.26	$10,940.29	$12,166.26	$11,960.24
3/31/2021	$11,488.73	$10,998.18	$12,344.23	$12,047.29
9/30/2021	$11,547.92	$11,054.84	$12,485.99	$12,130.49
3/31/2022	$10,919.58	$10,453.33	$11,792.55	$11,462.97
9/30/2022	$10,195.02	$9,759.71	$11,050.03	$11,025.81
3/31/2023	$10,890.53	$10,425.52	$11,823.01	$11,693.09
9/30/2023	$10,329.20	$9,888.16	$11,344.39	$11,271.56
3/31/2024	$10,984.94	$10,515.90	$12,192.65	$11,943.65
9/30/2024	$11,202.56	$10,724.23	$12,521.00	$12,221.14
3/31/2025	$11,114.49	$10,639.92	$12,341.36	$12,152.61

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	1.18%	-0.01%	1.06%
Carret Kansas Tax-Exempt Bond Fund - Class A - Load	-3.13%	-0.88%	0.62%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	1.74%	1.27%	1.97%

AssetsNet	$ 119,768,392	$ 119,768,392
Holdings Count | Holding	167	167
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$119,768,392 # of Portfolio Holdings167 Portfolio Turnover Rate5%
Holdings [Text Block]	MATURITY WEIGHTINGS (as a % of Net Assets)
Value	Value
5-10 Yr	49.8%
> 10 Yr	28.3%
3-5 Yr	13.8%
1-3 Yr	4.6%
< 1 Yr	3.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.74%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.73%
Allen County Unified School District No 257 09/01/2043 3.00%	1.61%
Kansas Development Finance Authority 05/01/2042 5.00%	1.35%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.31%
County of Johnson KS 09/01/2035 4.00%	1.28%
Johnson County Public Building Commission 09/01/2031 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.26%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.24%
City of Lenexa KS 09/01/2033 3.00%	1.24%
Total % of Top 10 Holdings	14.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203690
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	INSTITUTIONAL
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - I for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/carret-kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST SIX MONTHS?

Expenses Paid, Amount	$ 0.0048
Expense Ratio, Percent	2400.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the 6 months ended March 31, 2025, the Carret Kansas Tax-Exempt Bond Fund returned -0.85% compared to a return of -0.54% for the Bloomberg US Municipal Bond  7 Year Index and a return of -1.43% for the Bloomberg Municipal Bond Index. The performance of the Fund was driven by the rise in municipal bond interest rates during the period between 9/30/24 and 3/31/25.  The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond marketplace.  The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - Institutional - $3,427,669	Bloomberg Municipal Bond Index - $3,702,408	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $3,645,779
3/31/2015	$3,000,000.00	$3,000,000.00	$3,000,000.09
4/30/2015	$2,991,750.38	$2,984,249.56	$2,993,146.99
10/31/2015	$3,026,768.46	$3,034,473.18	$3,042,777.89
4/30/2016	$3,098,003.75	$3,142,226.17	$3,131,146.85
10/31/2016	$3,111,615.44	$3,157,615.49	$3,141,101.89
4/30/2017	$3,103,998.15	$3,146,754.08	$3,137,567.13
10/31/2017	$3,144,075.25	$3,226,839.63	$3,195,349.61
3/31/2018	$3,132,443.86	$3,207,144.64	$3,147,738.58
9/30/2018	$3,139,253.53	$3,230,200.84	$3,174,646.02
3/31/2019	$3,250,350.98	$3,379,843.88	$3,325,919.26
9/30/2019	$3,351,868.49	$3,506,402.96	$3,424,459.68
3/31/2020	$3,393,593.89	$3,509,930.83	$3,422,728.36
9/30/2020	$3,491,602.92	$3,649,879.16	$3,588,068.50
3/31/2021	$3,514,458.58	$3,703,269.53	$3,614,182.43
9/30/2021	$3,536,989.63	$3,745,798.49	$3,639,142.15
3/31/2022	$3,348,726.79	$3,537,764.94	$3,438,887.26
9/30/2022	$3,130,459.30	$3,315,008.75	$3,307,740.50
3/31/2023	$3,348,181.04	$3,546,904.08	$3,507,923.26
9/30/2023	$3,179,613.27	$3,403,316.76	$3,381,465.47
3/31/2024	$3,385,579.42	$3,657,796.05	$3,583,090.98
9/30/2024	$3,456,970.03	$3,756,298.79	$3,666,338.15
3/31/2025	$3,427,668.72	$3,702,408.40	$3,645,778.84

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	1.24%	0.20%	1.34%
Bloomberg Municipal Bond Index	1.22%	1.07%	2.13%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	1.74%	1.27%	1.97%

AssetsNet	$ 119,768,392	$ 119,768,392
Holdings Count | Holding	167	167
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$119,768,392 # of Portfolio Holdings167 Portfolio Turnover Rate5%
Holdings [Text Block]	MATURITY WEIGHTINGS (as a % of Net Assets)
Value	Value
5-10 Yr	49.8%
> 10 Yr	28.3%
3-5 Yr	13.8%
1-3 Yr	4.6%
< 1 Yr	3.0%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.74%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.73%
Allen County Unified School District No 257 09/01/2043 3.00%	1.61%
Kansas Development Finance Authority 05/01/2042 5.00%	1.35%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.31%
County of Johnson KS 09/01/2035 4.00%	1.28%
Johnson County Public Building Commission 09/01/2031 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.26%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.24%
City of Lenexa KS 09/01/2033 3.00%	1.24%
Total % of Top 10 Holdings	14.02%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000225205
Shareholder Report [Line Items]
Fund Name	Hillman Value Fund
Trading Symbol	HCMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1-855-400-5944
Additional Information Website	https://hcmfunds.com/resources
Expenses [Text Block]

What were the Fund’s cost for the last six months?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$47	0.95%

Expenses Paid, Amount	$ 0.0095
Expense Ratio, Percent	4700.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

For the six months ending March 31, 2025, the Hillman Value Fund returned -2.98% versus a return of 0.11% for the Russell 1000 Value Total Return Index. While the fund experienced near-term underperformance, it is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with strict adherence to a fundamentally sound valuation discipline, will help to support performance over the long-term. The Fund enjoyed strong performance in the Communication Services and Industrials Sectors. The Consumer Staples, Materials, Information Technology, and Health Care Sectors negatively impacted results. The premiums generated from option writing nominally benefited performance.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	-1.95%	15.13%	10.00%
FT Wilshire 5000 Index - TR	7.11%	18.34%	12.00%
Russell 1000® Value Index TR	7.18%	16.15%	8.79%

AssetsNet	$ 141,870,338	$ 141,870,338
Holdings Count | Holding	39	39
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$141,870,338 # of Portfolio Holdings39 Portfolio Turnover Rate25%
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.69%
Industrials	2.50%
Consumer Discretionary	5.18%
Materials	7.47%
Financials	7.52%
Information Technology	14.45%
Communication Services	15.55%
Health Care	20.35%
Consumer Staples	23.29%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000200677
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS STRATEGIC GLOBAL FUND
Class Name	Investor
Trading Symbol	WASIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons Strategic Global Fund - Investor	$68	1.40%

Expenses Paid, Amount	$ 0.0140
Expense Ratio, Percent	6800.00%
AssetsNet	$ 11,684,341	$ 11,684,341
Holdings Count | Holding	26	26
InvestmentCompanyPortfolioTurnover	119.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$11,684,341 # of Portfolio Holdings26 Portfolio Turnover Rate119%
Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund. The effective date of the reorganization was April 4, 2025.

C000200678
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS WORLD INNOVATORS FUND
Class Name	Institutional
Trading Symbol	WIGTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Institutional	$77	1.60%

Expenses Paid, Amount	$ 0.0160
Expense Ratio, Percent	7700.00%
AssetsNet	$ 36,129,346	$ 36,129,346
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$36,129,346 # of Portfolio Holdings42 Portfolio Turnover Rate91%
Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund.

The effective date of the reorganization was April 4, 2025.

C000200679
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS WORLD INNOVATORS FUND
Class Name	Investor
Trading Symbol	WAGTX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Investor	$82	1.70%

Expenses Paid, Amount	$ 0.0170
Expense Ratio, Percent	8200.00%
AssetsNet	$ 36,129,346	$ 36,129,346
Holdings Count | Holding	42	42
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$36,129,346 # of Portfolio Holdings42 Portfolio Turnover Rate91%
Material Fund Change [Text Block]

MATERIAL FUND CHANGES

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund, severally and not jointly (each a “Target Fund” and together the “Target Funds”) into the Hood River International Opportunity Fund (the “Acquiring Fund”), a series of Manager Directed Portfolios, (each, a “Reorganization” and together, the “Reorganizations”). Each Reorganization is subject to approval by shareholders of the applicable Target Fund.

The effective date of the reorganization was April 4, 2025.

C000225903
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Founders
Trading Symbol	CFMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$40	0.80%

Expenses Paid, Amount	$ 0.0080
Expense Ratio, Percent	4000.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Founders Class had a return of -1.27% compared to -2.81% for the Russell Midcap® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally that offers frozen potatoes, commercial ingredients, and appetizers under the Lamb Weston brand, as well as under various customer labels

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	0.29%	2.68%
Russell 3000® Index	7.22%	8.90%
Russell Midcap® Index	2.59%	5.03%

Performance Inception Date		Feb. 16, 2021
AssetsNet	$ 778,822,536	$ 778,822,536
Holdings Count | Holding	25	25
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$778,822,536 # of Portfolio Holdings (excluding cash)25 Portfolio Turnover Rate12%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	11.02%
Technology	7.39%
Health Care	9.57%
Consumer Discretionary	10.02%
Industrials	16.60%
Financials	18.14%
Consumer Staples	27.26%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000168469
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Institutional
Trading Symbol	CIMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$45	0.90%

Expenses Paid, Amount	$ 0.0090
Expense Ratio, Percent	4500.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Institutional Class had a return of -1.31% compared to -2.81% for the Russell Midcap® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally that offers frozen potatoes, commercial ingredients, and appetizers under the Lamb Weston brand, as well as under various customer labels

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	0.19%	12.54%	7.82%
Russell 3000® Index	7.22%	18.18%	12.90%
Russell Midcap® Index	2.59%	16.28%	9.71%

Performance Inception Date		Jan. 31, 2017
AssetsNet	$ 778,822,536	$ 778,822,536
Holdings Count | Holding	25	25
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$778,822,536 # of Portfolio Holdings (excluding cash)25 Portfolio Turnover Rate12%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	11.02%
Technology	7.39%
Health Care	9.57%
Consumer Discretionary	10.02%
Industrials	16.60%
Financials	18.14%
Consumer Staples	27.26%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159698
Shareholder Report [Line Items]
Fund Name	CLARKSTON FUND
Class Name	Institutional
Trading Symbol	CILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$32	0.65%

Expenses Paid, Amount	$ 0.0065
Expense Ratio, Percent	3200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund had a return of -2.42% compared to -1.87% for the Russell 1000® Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

  Capital One Financial Corporation (COF), a financial services holding company for the Capital One, National Association, which engages in the provision of various financial products and services in the United States, Canada, and the United Kingdom

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

  IQVIA Holdings Inc. (IQV), a provider of clinical research services, commercial insights, and healthcare intelligence to the life sciences and healthcare industries in the Americas, Europe, Africa, and the Asia-Pacific

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	-2.11%	13.58%	8.47%
Russell 3000® Index	7.22%	18.18%	13.17%
Russell 1000® Index	7.82%	18.47%	13.48%

Performance Inception Date		Apr. 01, 2016
AssetsNet	$ 179,447,666	$ 179,447,666
Holdings Count | Holding	27	27
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$179,447,666 # of Portfolio Holdings (excluding cash)27 Portfolio Turnover Rate8%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.57%
Telecommunications	3.50%
Technology	6.01%
Consumer Discretionary	9.32%
Health Care	9.64%
Financials	15.36%
Industrials	15.81%
Consumer Staples	26.79%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159696
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Founders
Trading Symbol	CFSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$41	0.85%

Expenses Paid, Amount	$ 0.0085
Expense Ratio, Percent	4100.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Founders Class had a return of -6.11% compared to -6.93% for the Russell 2500TM Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Brown & Brown, Inc. (BRO), a company that markets and sells insurance products and services in the United States, Canada, Ireland, the United Kingdom, and internationally that operates through four segments: Retail, Programs, Wholesale Brokerage, and Services

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Leslie's, Inc. (LESL), a company that operates as a direct-to-consumer pool and spa care brand in the United States that markets and sells pool and spa supplies and related products and services

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	-5.73%	11.18%	7.59%
Russell 3000® Index	7.22%	18.18%	12.87%
Russell 2500™ Index	-3.11%	14.91%	8.52%

Performance Inception Date		Sep. 15, 2015
AssetsNet	$ 1,049,289,614	$ 1,049,289,614
Holdings Count | Holding	24	24
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,049,289,614 # of Portfolio Holdings (excluding cash)24 Portfolio Turnover Rate12%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	7.83%
Telecommunications	3.04%
Consumer Discretionary	7.43%
Technology	7.68%
Health Care	10.79%
Industrials	13.94%
Financials	17.66%
Consumer Staples	31.63%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159697
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Institutional
Trading Symbol	CISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$45	0.94%

Expenses Paid, Amount	$ 0.0094
Expense Ratio, Percent	4500.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM IN THE LAST SIX MONTHS?

During the six-month period ended March 31, 2025, the Fund’s Institutional Class had a return of -6.13% compared to -6.93% for the Russell 2500TM Index and -2.21% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  LPL Financial Holdings Inc. (LPLA), a provider of an integrated platform of brokerage and investment advisory services to independent financial advisors and financial advisors at institutions in the United States

  GFL Environmental Inc. (GFL), a provider of non-hazardous solid waste management and environmental services in Canada and the United States

  Brown & Brown, Inc. (BRO), a company that markets and sells insurance products and services in the United States, Canada, Ireland, the United Kingdom, and internationally that operates through four segments: Retail, Programs, Wholesale Brokerage, and Services

Three largest detractors from the Fund’s performance for the period:

  Clarivate Plc (CLVT), an information services provider in the Americas, the Middle East, Africa, Europe, and the Asia Pacific that operates through three segments: Academia & Government, Life Sciences & Healthcare, and Intellectual Property

  Leslie's, Inc. (LESL), a company that operates as a direct-to-consumer pool and spa care brand in the United States that markets and sells pool and spa supplies and related products and services

  Avantor, Inc. (AVTR), a provider of mission-critical products and services to customers in the biopharma, healthcare, education and government, advanced technologies, and applied materials industries in the Americas, Europe, Asia, the Middle East, and Africa

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	-5.74%	11.09%	7.47%
Russell 3000® Index	7.22%	18.18%	12.87%
Russell 2500™ Index	-3.11%	14.91%	8.52%

Performance Inception Date		Sep. 15, 2015
AssetsNet	$ 1,049,289,614	$ 1,049,289,614
Holdings Count | Holding	24	24
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,049,289,614 # of Portfolio Holdings (excluding cash)24 Portfolio Turnover Rate12%
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	7.83%
Telecommunications	3.04%
Consumer Discretionary	7.43%
Technology	7.68%
Health Care	10.79%
Industrials	13.94%
Financials	17.66%
Consumer Staples	31.63%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.